Commitments and Contingencies - Schedule of Warranty Provision (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Warranty Provision [Abstract]
Warranty provision, beginning of period	$ 5,968	$ 4,849	$ 4,849	$ 3,981
Warranty liability from Business Combination			582
Accruals for new warranties issued	3,238	830	695	2,968
Settlements	(5,837)	(932)	(158)	(2,100)
Warranty provision, end of period	3,369	4,747	5,968	4,849
Warranty provision, current			2,531	1,433
Warranty provision, noncurrent	$ 2,140	$ 3,322	$ 3,437	$ 3,416